Trading revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading revenues
Trading revenues	2,026	2,739	1,196
Interest rate products
Trading revenues
Trading revenues	5,888	1,025	2,707
Foreign exchange products
Trading revenues
Trading revenues	(4,398)	1,203	559
Equity/index-related products
Trading revenues
Trading revenues	275	956	140
Credit products
Trading revenues
Trading revenues	265	(879)	(3,306)
Commodity, emission and energy products
Trading revenues
Trading revenues	(228)	340	198
Other products
Trading revenues
Trading revenues	224	94	898
Bank
Trading revenues
Trading revenues	1,790	2,755	1,163
Bank | Interest rate products
Trading revenues
Trading revenues	5,661	1,048	2,705
Bank | Foreign exchange products
Trading revenues
Trading revenues	(4,405)	1,201	557
Bank | Equity/index-related products
Trading revenues
Trading revenues	273	952	112
Bank | Credit products
Trading revenues
Trading revenues	265	(879)	(3,306)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	(228)	340	198
Bank | Other products
Trading revenues
Trading revenues	224	93	897